Shareholder Report, Holdings (Details)	Sep. 30, 2024
Pioneer Strategic Income Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[1]
Pioneer Strategic Income Fund - Class A | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Pioneer Strategic Income Fund - Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Pioneer Strategic Income Fund - Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Pioneer Strategic Income Fund - Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Pioneer Strategic Income Fund - Class A | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Pioneer Strategic Income Fund - Class A | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Pioneer Strategic Income Fund - Class A | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Pioneer Strategic Income Fund - Class A | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Pioneer Strategic Income Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - Class A | Over The Counter (OTC) Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - CLASS C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[1]
Pioneer Strategic Income Fund - CLASS C | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Pioneer Strategic Income Fund - CLASS C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Pioneer Strategic Income Fund - CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Pioneer Strategic Income Fund - CLASS C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Pioneer Strategic Income Fund - CLASS C | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Pioneer Strategic Income Fund - CLASS C | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Pioneer Strategic Income Fund - CLASS C | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Pioneer Strategic Income Fund - CLASS C | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Pioneer Strategic Income Fund - CLASS C | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - CLASS C | Over The Counter (OTC) Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - CLASS K | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[1]
Pioneer Strategic Income Fund - CLASS K | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Pioneer Strategic Income Fund - CLASS K | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Pioneer Strategic Income Fund - CLASS K | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Pioneer Strategic Income Fund - CLASS K | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Pioneer Strategic Income Fund - CLASS K | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Pioneer Strategic Income Fund - CLASS K | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Pioneer Strategic Income Fund - CLASS K | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Pioneer Strategic Income Fund - CLASS K | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Pioneer Strategic Income Fund - CLASS K | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - CLASS K | Over The Counter (OTC) Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - CLASS R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[1]
Pioneer Strategic Income Fund - CLASS R | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Pioneer Strategic Income Fund - CLASS R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Pioneer Strategic Income Fund - CLASS R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Pioneer Strategic Income Fund - CLASS R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Pioneer Strategic Income Fund - CLASS R | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Pioneer Strategic Income Fund - CLASS R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Pioneer Strategic Income Fund - CLASS R | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Pioneer Strategic Income Fund - CLASS R | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Pioneer Strategic Income Fund - CLASS R | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - CLASS R | Over The Counter (OTC) Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - Class Y | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[1]
Pioneer Strategic Income Fund - Class Y | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Pioneer Strategic Income Fund - Class Y | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Pioneer Strategic Income Fund - Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Pioneer Strategic Income Fund - Class Y | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Pioneer Strategic Income Fund - Class Y | Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Pioneer Strategic Income Fund - Class Y | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Pioneer Strategic Income Fund - Class Y | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Pioneer Strategic Income Fund - Class Y | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Pioneer Strategic Income Fund - Class Y | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Strategic Income Fund - Class Y | Over The Counter (OTC) Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Pioneer Intrinsic Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[2]
Pioneer Intrinsic Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[2]
Pioneer Intrinsic Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
Pioneer Intrinsic Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
Pioneer Intrinsic Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
Pioneer Intrinsic Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
Pioneer Intrinsic Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
Pioneer Intrinsic Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
Pioneer Intrinsic Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Pioneer Intrinsic Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Pioneer Intrinsic Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[2]
Pioneer Intrinsic Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[2]
Pioneer Intrinsic Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
Pioneer Intrinsic Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
Pioneer Intrinsic Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
Pioneer Intrinsic Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
Pioneer Intrinsic Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
Pioneer Intrinsic Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
Pioneer Intrinsic Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Pioneer Intrinsic Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Pioneer Intrinsic Value Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[2]
Pioneer Intrinsic Value Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[2]
Pioneer Intrinsic Value Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
Pioneer Intrinsic Value Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
Pioneer Intrinsic Value Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
Pioneer Intrinsic Value Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
Pioneer Intrinsic Value Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
Pioneer Intrinsic Value Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
Pioneer Intrinsic Value Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
Pioneer Intrinsic Value Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Pioneer Global Sustainable Value Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.80%	[2]
Pioneer Global Sustainable Value Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
Pioneer Global Sustainable Value Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
Pioneer Global Sustainable Value Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
Pioneer Global Sustainable Value Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
Pioneer Global Sustainable Value Fund - Class A | CHINA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
Pioneer Global Sustainable Value Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Pioneer Global Sustainable Value Fund - Class A | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Pioneer Global Sustainable Value Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Pioneer Global Sustainable Value Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Pioneer Global Sustainable Value Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
Pioneer Global Sustainable Value Fund - Class A | ITALY
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
Pioneer Global Sustainable Value Fund - Class A | Other (individually less than 1%) [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
Pioneer Global Sustainable Value Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.80%	[2]
Pioneer Global Sustainable Value Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
Pioneer Global Sustainable Value Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
Pioneer Global Sustainable Value Fund - Class C | IRELAND
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
Pioneer Global Sustainable Value Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
Pioneer Global Sustainable Value Fund - Class C | CHINA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
Pioneer Global Sustainable Value Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Pioneer Global Sustainable Value Fund - Class C | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Pioneer Global Sustainable Value Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Pioneer Global Sustainable Value Fund - Class C | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Pioneer Global Sustainable Value Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
Pioneer Global Sustainable Value Fund - Class C | ITALY
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
Pioneer Global Sustainable Value Fund - Class C | Other (individually less than 1%) [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
Pioneer Global Sustainable Value Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.80%	[2]
Pioneer Global Sustainable Value Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
Pioneer Global Sustainable Value Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
Pioneer Global Sustainable Value Fund - Class Y | IRELAND
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
Pioneer Global Sustainable Value Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
Pioneer Global Sustainable Value Fund - Class Y | CHINA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
Pioneer Global Sustainable Value Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Pioneer Global Sustainable Value Fund - Class Y | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Pioneer Global Sustainable Value Fund - Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Pioneer Global Sustainable Value Fund - Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
Pioneer Global Sustainable Value Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
Pioneer Global Sustainable Value Fund - Class Y | ITALY
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
Pioneer Global Sustainable Value Fund - Class Y | Other (individually less than 1%) [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
Pioneer Global Sustainable Growth Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.30%	[2]
Pioneer Global Sustainable Growth Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Pioneer Global Sustainable Growth Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
Pioneer Global Sustainable Growth Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
Pioneer Global Sustainable Growth Fund - Class A | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
Pioneer Global Sustainable Growth Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
Pioneer Global Sustainable Growth Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Pioneer Global Sustainable Growth Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
Pioneer Global Sustainable Growth Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
Pioneer Global Sustainable Growth Fund - Class A | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
Pioneer Global Sustainable Growth Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
Pioneer Global Sustainable Growth Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
Pioneer Global Sustainable Growth Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.30%	[2]
Pioneer Global Sustainable Growth Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Pioneer Global Sustainable Growth Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
Pioneer Global Sustainable Growth Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
Pioneer Global Sustainable Growth Fund - Class C | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
Pioneer Global Sustainable Growth Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
Pioneer Global Sustainable Growth Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Pioneer Global Sustainable Growth Fund - Class C | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
Pioneer Global Sustainable Growth Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
Pioneer Global Sustainable Growth Fund - Class C | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
Pioneer Global Sustainable Growth Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
Pioneer Global Sustainable Growth Fund - Class C | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.30%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
Pioneer Global Sustainable Growth Fund - Class Y | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]

[1]	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.